Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 4,449,432	₩ 4,908,473	₩ 5,170,825
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	903,893	1,097,809	1,125,149
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	2,170,738	2,279,210	2,399,525
Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	138,703	148,078	134,793
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	227,111	94,339	99,163
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	236,272	281,398	305,081
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	57,140	77,271	192,130
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	330,247	374,875	421,773
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	385,328	555,493	₩ 493,211
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	8,978,059	8,802,856
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,626,876	1,631,413
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,628,121	3,449,796
Gross amount [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	143,403	170,247
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	652,492	483,539
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	685,210	686,525
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	274,691	294,874
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	865,671	865,821
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,101,595	1,220,641
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(4,528,550)	(3,894,261)
Government grants	(77)	(122)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(722,983)	(533,604)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,457,383)	(1,170,586)
Accumulated depreciation, amortization and impairment [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(4,700)	(22,169)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(425,381)	(389,200)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(448,938)	(405,127)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(217,551)	(217,603)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(535,424)	(490,946)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(716,190)	(665,026)
Government grants	₩ (77)	₩ (122)